Income Taxes - Disclosure of the components of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards - Federal	$ 16,776	$ 9,760
Capitalized research and development	3,768	0
Research and development tax credits	3,593	923
Net operating loss carryforwards - State	3,752	2,260
Net operating loss carryforwards - Foreign	1,894	1,846
Other	1,219	0
Fixed assets and intangibles	(868)	0
Total deferred tax assets, gross:	30,134	14,789
Valuation allowance	(30,134)	(14,789)
Total deferred tax liabilities:	0	0
Deferred tax assets, net:	$ 0	$ 0